KinerjaPay Corp. - Statement of Stockholders' Equity (Deficit)	Total	Common Stock, Share	Common Stock, Amount	Additional Paid-In Capital	Accumulated Deficit	Total Shareholders' Deficiency
Balance at Dec. 31, 2013		450,000	450	394,390	(406,462)	(11,646)
Beneficial conversion feature				78,000		78,000
Stock issued for services		8,333	1	32,499		32,500
Loss on debt extinguishment
Stock issued to settle debt and accrued interest	0
Cancelled shares
Net loss for the year					(188,265)	(188,265)
Balance at Dec. 31, 2014		4,508,333	451	504,865	(594,727)	(89,411)
Beneficial conversion feature				15,333		15,333
Stock issued for services
Loss on debt extinguishment				199,305		199,305
Stock issued to settle debt and accrued interest	143,604	478,681	47	143,557		143,604
Cancelled shares		(333,333)	(33)	33
Net loss for the year					(293,104)	(293,104)
Balance at Dec. 31, 2015		4,653,679	465	863,093	(887,831)	(24,273)